Income taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Components of Domestic and Foreign Income (Loss) and Provision for Current and Deferred Income Taxes

Domestic and foreign components of income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income are summarized as follows:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	98,152	(88,855)	149,256
Foreign subsidiaries	(72,411)	128,584	155,248

	25,741	39,729	304,504

Income taxes — Current:
Sony Corporation and all subsidiaries in Japan	41,339	40,321	41,080
Foreign subsidiaries	59,904	40,430	53,498

	101,243	80,751	94,578

Income taxes — Deferred:
Sony Corporation and all subsidiaries in Japan	(6,330)	(3,306)	(1,745)
Foreign subsidiaries	(331)	11,288	1,956

	(6,661)	7,982	211

Total income tax expense	94,582	88,733	94,789

Reconciliation of Statutory Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended March 31
	2014	2015	2016
Statutory tax rate	38.3%	36.0%	33.6%
Non-deductible expenses	8.9	16.1	1.6
Income tax credits	(2.1)	(1.4)	(2.0)
Change in statutory tax rate	3.6	(66.7)	(3.3)
Change in valuation allowances	365.7	221.1	10.7
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	0.2	17.4	(0.8)
Lower tax rate applied to life and non-life insurance business in Japan	(31.0)	(24.6)	(2.3)
Foreign income tax differential	25.7	(79.7)	(6.9)
Adjustments to tax reserves	58.3	(23.1)	0.7
Effect of equity in net income (loss) of affiliated companies	9.0	0.1	0.0
Tax benefit related to intraperiod tax allocation	(111.9)	(27.2)	—
Impairment of goodwill related to mobile communications business	—	159.5	—
Other	2.7	(4.2)	(0.2)

Effective income tax rate	367.4%	223.3%	31.1%

Components of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2015	2016
Deferred tax assets:
Operating loss carryforwards for tax purposes	550,824	483,590
Accrued pension and severance costs	89,797	131,262
Film costs	177,741	175,439
Warranty reserves and accrued expenses	103,695	96,327
Future insurance policy benefits	25,304	27,419
Inventory	35,478	38,219
Depreciation	57,140	48,339
Tax credit carryforwards	105,645	145,011
Reserve for doubtful accounts	9,455	10,179
Impairment of investments	22,444	47,083
Deferred revenue in the Pictures segment	24,438	16,336
Other	165,552	140,218

Gross deferred tax assets	1,367,513	1,359,422
Less: Valuation allowance	(1,077,622)	(1,055,858)

Total deferred tax assets	289,891	303,564

Deferred tax liabilities:
Insurance acquisition costs	(150,677)	(144,207)
Future insurance policy benefits	(112,996)	(132,521)
Unbilled accounts receivable in the Pictures segment	(83,472)	(99,625)
Unrealized gains on securities	(94,065)	(97,745)
Intangible assets acquired through stock exchange offerings	(24,927)	(23,794)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(35,076)	(33,933)
Investment in M3	(37,342)	(35,666)
Other	(66,556)	(53,750)

Gross deferred tax liabilities	(605,111)	(621,241)

Net deferred tax liabilities	(315,220)	(317,677)

Net Deferred Tax Assets

Net deferred tax assets (net of valuation allowance) and liabilities are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31
	2015	2016
Current assets — Deferred income taxes	47,788	40,940
Other assets — Deferred income taxes	89,637	97,639
Current liabilities — Other	(6,769)	(5,330)
Long-term liabilities — Deferred income taxes	(445,876)	(450,926)

Net deferred tax liabilities	(315,220)	(317,677)

Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending gross amounts of unrecognized tax benefits is as follows:

	Yen in millions
	March 31
	2014	2015	2016
Balance at beginning of the fiscal year	191,886	214,795	157,345
Reductions for tax positions of prior years	(19,696)	(2,898)	(34,893)
Additions for tax positions of prior years	9,325	9,532	6,253
Additions based on tax positions related to the current year	21,877	3,740	3,393
Settlements	(6,687)	(75,272)	(12,556)
Lapse in statute of limitations	(4,643)	(4,320)	(8,229)
Foreign currency translation adjustments	22,733	11,768	(6,411)

Balance at end of the fiscal year	214,795	157,345	104,902

Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	93,098	93,538	49,323